Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of accrued expenses
Accrued expenses and other current liabilities consist of the following:

	December 31, 2018	December 31, 2017

Payroll and employee-related costs	$417,997	$874,246
Professional fees	269,544	227,980
Restructuring-related costs	68,593	—
Consumer product-related costs	5,360	107,595
Research and development costs	2,846	2,502,400
Total	$764,340	$3,712,221

Schedule of other current liabilities
Accrued expenses and other current liabilities consist of the following:

	December 31, 2018	December 31, 2017

Payroll and employee-related costs	$417,997	$874,246
Professional fees	269,544	227,980
Restructuring-related costs	68,593	—
Consumer product-related costs	5,360	107,595
Research and development costs	2,846	2,502,400
Total	$764,340	$3,712,221

Schedule of restructuring and related costs
The following table outlines the Company's restructuring activities during the year ended December 31, 2018:

Accrued restructuring balance as of December 31, 2017	$—
Charges:
Employee termination benefits	1,136,388
Employee retention benefits	214,417
Other	14,995
Payments	(1,297,207)
Accrued restructuring balance as of December 31, 2018	$68,593